BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
BASIS OF PRESENTATION

1. Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. Operating results for the three months ended March 31, 2025, are not necessarily indicative of the results that may be expected for the year ending December 31, 2025. For further information refer to the financial statements and footnotes thereto included in the Company’s Form 10-K for December 31, 2024.

Going Concern

As of the three months ended March 31, 2025, the Company had a loss of $476,094, which consisted of a non-cash amount of $55,376 for a net cash loss of $381,518. As of March 31, 2025, its accumulated deficit was $178,418,641. The Company has working capital to cover its’ operating expenses for the next twelve months.

Management believes the Company’s present cash flows will enable it to meet its obligations for nine months from the date of these financial statements. Management will continue to assess its operational needs and seek additional financing as needed to fund its operations.

1. Basis of Presentation

Organization

NewHydrogen, Inc. (the “Company”) was incorporated in the state of Nevada on April 24, 2006.  The Company, based in Santa Clarita, California, began operations on April 25, 2006 to develop and market Photovoltaic solar technology products.

Line of Business

We are a developer of clean energy technologies. Our current focus is on developing a green hydrogen production technology that uses water and heat rather than electricity to produce the world’s cheapest green hydrogen.

Going Concern Substantial Doubt Alleviated

As of the year ended December 31, 2024, the Company had a loss of $1,809,962, which consisted of a non-cash amount of $229,220 for a net cash loss of $1,344,700. As of December 31, 2024, its accumulated deficit was $177,942,547.

Management believes the Company’s present cash flows will enable it to meet its obligations for twelve months from the date of these financial statements. Management will continue to assess its operational needs and seek additional financing as needed to fund its operations.